Employee Future Benefits - Components of AOCI and Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Regulatory assets (Note 8)	$ 3,588	$ 3,383
Regulatory liabilities (Note 8)	(3,103)	(3,358)
Defined Benefit Pension Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses (gains)	42	32
Unamortized past service costs	1	1
Income tax recovery	(10)	(8)
Accumulated other comprehensive income	33	25
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses (gains)	517	486
Past service credits	(7)	(9)
Other regulatory deferrals	13	15
Net regulatory assets (liabilities)	523	492
Regulatory assets (Note 8)	523	492
Regulatory liabilities (Note 8)	0	0
OPEB Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses (gains)	(1)	(2)
Unamortized past service costs	7	7
Income tax recovery	(1)	(1)
Accumulated other comprehensive income	5	4
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses (gains)	12	(18)
Past service credits	(8)	(8)
Other regulatory deferrals	18	19
Net regulatory assets (liabilities)	22	(7)
Regulatory assets (Note 8)	65	38
Regulatory liabilities (Note 8)	$ (43)	$ (45)